Wilmington Real Asset Fund
PORTFOLIO OF INVESTMENTS
July 31, 2025 (unaudited)

Description	Number of Shares	Value
REAL ESTATE RELATED SECURITIES − 51.1%
COMMON STOCKS − 7.1%
CONSUMER STAPLES MERCHANDISE RETAIL − 0.0%**
Aeon Co. Ltd.	5,330	$170,255
DIVERSIFIED − 0.0%**
Centuria Capital Group	73,546	87,016
DIVERSIFIED REAL ESTATE ACTIVITIES − 3.0%
Airport City Ltd.*	5,513	98,297
Allreal Holding AG	1,240	280,469
City Developments Ltd.	42,000	198,835
Daito Trust Construction Co. Ltd.	5,200	532,364
Daiwa House Industry Co. Ltd.	51,800	1,712,556
Heiwa Real Estate Co. Ltd.	7,600	111,272
JINUSHI Co. Ltd.	1,900	29,821
Kerry Properties Ltd.	50,500	134,840
Lendlease Corp. Ltd.	55,965	188,099
Mitsubishi Estate Co. Ltd.	105,600	1,977,088
Mitsui Fudosan Co. Ltd.	233,800	2,089,775
New World Development Co. Ltd.*	121,000	99,085
Nomura Real Estate Holdings, Inc.	52,000	288,164
Property & Building Corp. Ltd.	345	34,903
St. Joe Co. (The)	3,369	170,134
Starts Corp., Inc.	3,400	102,807
Sumitomo Realty & Development Co. Ltd.	40,000	1,461,167
Sun Frontier Fudousan Co. Ltd.	3,900	54,601
Sun Hung Kai Properties Ltd.	126,000	1,496,562
Tejon Ranch Co.*,#	4,571	82,095
Tokyo Tatemono Co. Ltd.	18,500	309,595
Tokyu Fudosan Holdings Corp.	53,600	377,969
UOL Group Ltd.	38,100	201,404
Wharf Holdings Ltd. (The)	83,000	236,052
YH Dimri Construction & Development Ltd.	637	69,184
TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$12,337,138
REAL ESTATE DEVELOPMENT − 0.6%
Aedas Homes SA	1,862	44,807
Africa Israel Residences Ltd.	1,020	82,177
CK Asset Holdings Ltd.	156,000	714,824
DREAM Unlimited Corp., Class A	3,356	50,573
Forestar Group, Inc.*	2,103	52,154
Goldcrest Co. Ltd.	1,500	32,823
Henderson Land Development Co. Ltd.	109,735	383,993
Howard Hughes Holdings, Inc.*	2,602	178,836
Kasumigaseki Capital Co. Ltd.	900	114,202
Katitas Co. Ltd.	4,800	80,487
Lifestyle Communities Ltd.	11,498	32,524
Mirarth Holdings, Inc.	11,700	29,934
Nexity SA*	5,635	73,425
Sino Land Co. Ltd.	316,000	364,253
Tosei Corp.	2,300	44,350
TOTAL REAL ESTATE DEVELOPMENT		$2,279,362
Description	Number of Shares	Value
REAL ESTATE OPERATING COMPANIES − 3.5%
Alony Hetz Properties & Investments Ltd.	13,748	$143,311
Amot Investments Ltd.	18,530	126,343
Aroundtown SA*	74,536	268,784
Atrium Ljungberg AB, Class B	21,965	71,043
Aura Investments Ltd.	13,183	88,025
Azrieli Group Ltd.	3,003	295,042
Big Shopping Centers Ltd.*	1,184	225,515
Blue Square Real Estate Ltd.	878	100,403
BWP Property Group Ltd.	49,088	112,936
CA Immobilien Anlagen AG	3,798	101,150
Capitaland India Trust	86,834	79,455
Capitaland Investment Ltd.	191,300	407,431
Castellum AB	34,120	388,407
Catena AB	3,569	161,227
Cibus Nordic Real Estate AB publ	5,170	91,602
Corem Property Group AB, Class B	71,713	31,986
CPI Europe AG*	3,123	64,871
CTP NV	9,505	201,588
Deutsche Wohnen SE	4,535	115,034
Dios Fastigheter AB	11,065	72,695
Electra Real Estate Ltd.*	5,139	69,181
Entra ASA*	6,908	84,828
Fabege AB	18,782	157,306
Fastighets AB Balder, Class B*	61,322	414,052
FRP Holdings, Inc.*	1,518	40,075
Grainger PLC	61,925	167,419
Grand City Properties SA*	6,646	83,793
Hang Lung Group Ltd.	72,000	130,078
Hang Lung Properties Ltd.	157,000	161,688
Hongkong Land Holdings Ltd.	86,600	523,127
Hufvudstaden AB, Class A	10,212	123,572
Hulic Co. Ltd.	52,000	495,961
Hysan Development Co. Ltd.	57,001	113,424
Ichigo, Inc.	23,500	62,215
International Workplace Group PLC	63,719	185,914
Intershop Holding AG	540	99,961
Israel Canada T.R Ltd.	17,609	87,484
Keihanshin Building Co. Ltd.	4,900	50,579
Kennedy-Wilson Holdings, Inc.	10,537	77,131
Kojamo OYJ*	15,664	198,800
LEG Immobilien SE	6,229	494,418
Leopalace21 Corp.	20,500	96,599
Mega Or Holdings Ltd.	2,016	94,586
Melisron Ltd.	2,063	237,529
Mivne Real Estate KD Ltd.	45,379	171,051
Mobimo Holding AG	620	242,825
NP3 Fastigheter AB	2,963	78,367
Nyfosa AB	13,690	118,683
Pandox AB	8,632	153,635
Platzer Fastigheter Holding AB, Class B	7,498	53,430
PSP Swiss Property AG	3,919	664,915
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Real Asset Fund (continued)
Description	Number of Shares	Value
Sagax AB, Class B	18,596	$393,596
Samhallsbyggnadsbolaget i Norden AB*	131,894	66,130
Sirius Real Estate Ltd.	122,953	168,794
StorageVault Canada, Inc.	20,835	69,771
Summit Real Estate Holdings Ltd.	3,339	63,379
Swire Properties Ltd.	88,400	236,931
Swiss Prime Site AG	6,540	904,539
TAG Immobilien AG	14,769	237,457
TOC Co. Ltd.	5,500	26,645
VGP NV	1,065	111,995
Vonovia SE	68,633	2,130,066
Wallenstam AB, Class B	37,691	170,824
Wharf Real Estate Investment Co. Ltd.	132,000	419,075
Wihlborgs Fastigheter AB	23,134	227,339
TOTAL REAL ESTATE OPERATING COMPANIES		$14,106,015
TOTAL COMMON STOCKS (COST $27,101,917)		$28,979,786
EXCHANGE-TRADED FUNDS − 9.0%
REAL ESTATE − 9.0%
Schwab U.S. REIT ETF	1,046,400	21,901,152
Vanguard Global ex-U.S. Real Estate ETF#	318,500	14,402,570
TOTAL REAL ESTATE		$36,303,722
TOTAL EXCHANGE-TRADED FUNDS (COST $32,942,427)		$36,303,722
INVESTMENT COMPANY − 3.2%
EQUITY FUNDS − 3.2%
Tortoise Energy Infrastructure Total Return Fund	660,112	12,924,993
TOTAL INVESTMENT COMPANY (COST $7,735,238)		$12,924,993
REAL ESTATE INVESTMENT TRUSTS − 31.8%
DATA CENTER − 2.8%
DigiCo Infrastructure REIT	32,020	67,372
Digital Core REIT Management Pte Ltd.	140,100	73,269
Digital Realty Trust, Inc.	26,363	4,651,488
Equinix, Inc.	8,153	6,401,491
Keppel DC REIT	150,774	274,382
TOTAL DATA CENTER		$11,468,002
DIVERSIFIED − 2.6%
Activia Properties, Inc.	162	138,405
AEW UK REIT PLC	21,753	30,291
Alexander & Baldwin, Inc.	7,229	129,977
American Assets Trust, Inc.	4,266	81,182
Armada Hoffler Properties, Inc.	7,345	50,166
British Land Co. PLC (The)	84,463	388,186
Broadstone Net Lease, Inc.	14,318	232,524
CapitaLand Integrated Commercial Trust	453,292	765,367
Charter Hall Group	39,654	510,877
Charter Hall Long Wale REIT	57,114	151,535
Covivio SA	4,089	264,730
CTO Realty Growth, Inc.	2,476	40,879
Custodian Property Income REIT PLC	42,620	44,464
Daiwa House REIT Investment Corp.	177	296,001
Description	Number of Shares	Value
Essential Properties Realty Trust, Inc.	15,713	$479,089
Gladstone Commercial Corp.	4,528	59,543
Global Net Lease, Inc.	17,038	119,096
GPT Group (The)	162,216	528,436
Growthpoint Properties Australia Ltd.	26,398	41,432
H&R REIT	11,299	94,512
Hankyu Hanshin REIT, Inc.	67	70,909
Heiwa REIT, Inc.	85	79,694
Hulic REIT, Inc.	99	107,944
ICADE	2,678	63,645
KDX Realty Investment Corp.	343	368,609
Land Securities Group PLC	61,918	470,883
Mapletree Pan Asia Commercial Trust	180,823	179,178
Merlin Properties Socimi SA	30,873	427,469
Mirai Corp.	207	62,954
Mirvac Group	325,926	467,636
Mori Trust REIT, Inc.	222	108,023
NIPPON REIT Investment Corp.	156	97,657
Nomura Real Estate Master Fund, Inc.	360	379,147
NTT UD REIT Investment Corp.	127	109,405
One Liberty Properties, Inc.	1,556	34,823
OUE REIT	366,600	83,241
Picton Property Income Ltd.	63,920	66,232
REIT 1 Ltd.	16,616	108,946
Schroder REIT Ltd.	45,679	31,459
Sekisui House REIT, Inc.	309	160,524
Sella Capital Real Estate Ltd.	19,590	60,421
Star Asia Investment Corp.	211	81,948
Stockland	201,014	712,653
Stoneweg Europe Stapled Trust	48,300	87,090
Suntec REIT	186,000	165,550
Takara Leben Real Estate Investment Corp.	82	51,231
Tokyu REIT, Inc.	79	102,724
Tosei REIT Investment Corp.	51	48,121
United Urban Investment Corp.	253	277,789
WP Carey, Inc.	18,208	1,168,225
Yuexiu REIT	340,000	38,523
TOTAL DIVERSIFIED		$10,719,345
HEALTH CARE − 4.4%
Aedifica SA	3,745	275,587
Alexandria Real Estate Equities, Inc.	12,426	949,719
American Healthcare REIT, Inc.	12,784	493,974
Assura PLC	254,851	167,822
CareTrust REIT, Inc.	15,643	497,447
Cofinimmo SA	2,883	250,251
Community Healthcare Trust, Inc.	2,215	34,045
Diversified Healthcare Trust	21,807	71,309
Global Medical REIT, Inc.	6,614	44,182
Health Care & Medical Investment Corp.	33	25,178
Healthcare Realty Trust, Inc.	29,499	453,105
Healthpeak Properties, Inc.	58,245	986,670
LTC Properties, Inc.	3,930	133,777
Medical Properties Trust, Inc.#	42,646	175,702
National Health Investors, Inc.	3,834	267,843
Northwest Healthcare Properties REIT	12,608	43,131
Omega Healthcare Investors, Inc.	23,402	910,338
Parkway Life REIT	36,300	112,445
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)
Description	Number of Shares	Value
Primary Health Properties PLC	101,031	$127,961
Sabra Health Care REIT, Inc.	19,941	359,536
Sila Realty Trust, Inc.#	4,793	117,141
Target Healthcare REIT PLC	77,461	101,492
Universal Health Realty Income Trust	1,459	56,595
Ventas, Inc.	37,286	2,504,873
Welltower, Inc.	51,650	8,525,865
TOTAL HEALTH CARE		$17,685,988
HOTEL & RESORT − 0.8%
Apple Hospitality REIT, Inc.	18,766	220,500
CapitaLand Ascott Trust	215,449	148,301
CDL Hospitality Trusts	59,214	36,361
Chatham Lodging Trust	5,931	40,449
DiamondRock Hospitality Co.	18,163	140,218
Far East Hospitality Trust	94,900	43,766
Hoshino Resorts REIT, Inc.	53	91,954
Host Hotels & Resorts, Inc.	58,448	918,803
Invincible Investment Corp.	636	282,873
Japan Hotel REIT Investment Corp.	412	226,425
Park Hotels & Resorts, Inc.	17,264	184,034
Pebblebrook Hotel Trust	10,499	105,305
RLJ Lodging Trust	13,624	100,818
Ryman Hospitality Properties, Inc.	5,265	500,491
Service Properties Trust	17,174	45,168
Summit Hotel Properties, Inc.	11,188	58,401
Sunstone Hotel Investors, Inc.	17,186	150,378
Xenia Hotels & Resorts, Inc.	8,888	112,966
TOTAL HOTEL & RESORT		$3,407,211
INDUSTRIAL − 5.4%
AIMS APAC REIT	43,700	46,713
Americold Realty Trust, Inc.	22,414	360,417
CapitaLand Ascendas REIT	300,400	643,195
Centuria Industrial REIT	46,315	94,262
CRE Logistics REIT, Inc.	87	86,143
Dexus Industria REIT	20,663	37,215
Dream Industrial REIT	11,389	94,689
EastGroup Properties, Inc.	4,353	710,584
ESR-REIT	52,029	110,183
First Industrial Realty Trust, Inc.	11,165	543,959
Frasers Logistics & Commercial Trust	249,620	168,584
GLP J-REIT	400	350,522
Goodman Group	169,709	3,794,434
Goodman Property Trust	90,440	107,022
Granite REIT	2,635	138,995
Industrial & Infrastructure Fund Investment Corp.	217	177,555
Innovative Industrial Properties, Inc.#	2,342	121,081
Japan Logistics Fund, Inc.	216	134,077
LaSalle Logiport REIT	149	141,817
Lineage, Inc.	4,987	215,189
LondonMetric Property PLC	185,627	467,162
LXP Industrial Trust	25,159	195,234
Mapletree Industrial Trust	178,070	277,593
Mapletree Logistics Trust	279,150	248,238
Mitsubishi Estate Logistics REIT Investment Corp.	126	100,407
Description	Number of Shares	Value
Mitsui Fudosan Logistics Park, Inc.	275	$184,357
Montea NV	1,804	134,307
Nippon Prologis REIT, Inc.	606	327,036
Plymouth Industrial REIT, Inc.	3,225	46,827
Prologis, Inc.	77,440	8,269,043
Rexford Industrial Realty, Inc.	19,838	724,682
Segro PLC	113,131	964,186
SOSiLA Logistics REIT, Inc.	76	59,106
STAG Industrial, Inc.	15,121	519,104
Terreno Realty Corp.	8,710	483,318
Tritax Big Box REIT PLC	193,435	359,813
Warehouse REIT PLC	63,449	95,623
Warehouses De Pauw	13,849	323,183
TOTAL INDUSTRIAL		$21,855,855
MULTI-FAMILY RESIDENTIAL − 2.9%
Advance Residence Investment Corp.	243	250,620
Altarea SCA	428	52,826
Apartment Investment & Management Co., Class A	15,328	128,908
AvalonBay Communities, Inc.	11,810	2,199,967
Boardwalk REIT	2,080	107,257
BRT Apartments Corp.	1,574	22,902
Camden Property Trust	8,690	948,948
Canadian Apartment Properties REIT	6,637	211,957
Care Property Invest NV	3,452	48,735
Centerspace	1,362	74,134
Comforia Residential REIT, Inc.	60	117,855
Daiwa Securities Living Investments Corp.	199	134,830
Elme Communities	7,525	113,477
Empiric Student Property PLC	51,684	65,682
Equity Residential	28,105	1,776,236
Essex Property Trust, Inc.	5,263	1,369,327
Home REIT PLC*,(1)	42,087	—
Independence Realty Trust, Inc.	19,770	331,543
Ingenia Communities Group	40,228	135,213
InterRent REIT	6,334	60,570
Irish Residential Properties REIT PLC	45,362	50,482
Killam Apartment REIT	4,993	66,016
Mid-America Apartment Communities, Inc.	9,799	1,395,671
Morguard North American Residential REIT	1,808	23,631
NexPoint Residential Trust, Inc.	2,099	65,447
Nippon Accommodations Fund, Inc.	215	168,442
Samty Residential Investment Corp.	82	53,696
Social Housing REIT PLC	33,231	30,199
Starts Proceed Investment Corp.	27	33,642
UDR, Inc.	25,235	991,483
UNITE Group PLC (The)	35,146	346,518
Veris Residential, Inc.	6,873	96,772
Xior Student Housing NV	3,202	112,999
TOTAL MULTI-FAMILY RESIDENTIAL		$11,585,985
OFFICE − 1.9%
Allied Properties REIT	5,371	67,060
Brandywine Realty Trust	15,743	62,972
BXP, Inc.	12,224	799,816
Champion REIT	160,000	44,555
City Office REIT, Inc.	9,220	63,987
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Real Asset Fund (continued)
Description	Number of Shares	Value
COPT Defense Properties	9,418	$256,923
Cousins Properties, Inc.	12,980	351,758
Daiwa Office Investment Corp.	48	111,517
Derwent London PLC	9,510	241,707
Dexus	90,968	410,685
Douglas Emmett, Inc.	14,245	215,954
Easterly Government Properties, Inc.	3,538	77,836
Empire State Realty Trust, Inc., Class A	11,206	81,131
Gecina SA*	4,380	430,435
Global One Real Estate Investment Corp.	95	89,822
Great Portland Estates PLC	34,798	155,685
Helical PLC	17,407	51,989
Highwoods Properties, Inc.	8,747	253,751
Hudson Pacific Properties, Inc.	28,138	68,938
Ichigo Office REIT Investment Corp.	132	83,603
Inmobiliaria Colonial Socimi SA	29,033	192,269
Japan Excellent, Inc.	109	100,842
Japan Prime Realty Investment Corp.	292	191,826
Japan Real Estate Investment Corp.	592	480,175
JBG SMITH Properties#	6,049	128,118
Keppel REIT	194,800	142,177
Kilroy Realty Corp.#	8,970	330,634
Mori Hills REIT Investment Corp.	119	107,545
NET Lease Office Properties*	1,277	42,384
Nippon Building Fund, Inc.	681	624,701
NSI NV	1,341	32,925
One REIT, Inc.	30	53,201
Orix JREIT, Inc.	231	301,971
Paramount Group, Inc.*	15,933	97,510
Peakstone Realty Trust	4,237	57,623
Piedmont Realty Trust, Inc, Class A	10,974	82,963
SL Green Realty Corp.	5,897	337,603
Vornado Realty Trust	14,066	540,416
Workspace Group PLC	12,028	63,075
TOTAL OFFICE		$7,828,082
OTHER SPECIALIZED − 2.1%
Arena REIT	35,122	82,642
Charter Hall Social Infrastructure REIT	35,768	67,957
EPR Properties	6,503	357,925
Farmland Partners, Inc.#	3,836	40,163
Four Corners Property Trust, Inc.	7,695	194,222
Gaming and Leisure Properties, Inc.	23,100	1,052,898
Gladstone Land Corp.#	3,854	35,457
Iron Mountain, Inc.	24,662	2,401,092
Lamar Advertising Co., Class A#	7,097	867,608
Millrose Properties, Inc., Class A	9,693	290,693
Outfront Media, Inc.	11,402	199,877
Rural Funds Trust	46,919	54,753
Safehold, Inc.	4,022	56,268
Uniti Group, Inc.	21,726	115,582
VICI Properties, Inc.	87,991	2,868,507
TOTAL OTHER SPECIALIZED		$8,685,644
RETAIL − 5.8%
Acadia Realty Trust	10,917	204,366
AEON REIT Investment Corp.	123	104,866
Agree Realty Corp.	8,819	632,322
Description	Number of Shares	Value
Alexander's, Inc.	201	$50,489
Brixmor Property Group, Inc.	25,752	672,900
CapitaLand China Trust	120,900	70,600
Carmila SA	6,271	123,208
CBL & Associates Properties, Inc.	2,691	72,818
Charter Hall Retail REIT	46,012	114,360
Choice Properties REIT	13,868	142,023
Crombie REIT	4,825	50,075
CT REIT	6,101	67,897
Curbline Properties Corp.	8,150	180,115
Eurocommercial Properties NV	4,984	152,127
Federal Realty Investment Trust	6,531	601,897
First Capital REIT	8,769	117,650
Fortune REIT	131,000	84,194
Frasers Centrepoint Trust	105,323	179,608
Frontier Real Estate Investment Corp.	195	111,226
Fukuoka REIT Corp.	64	76,618
Getty Realty Corp.	4,465	124,082
Hamborner REIT AG	9,415	61,018
Hammerson PLC	37,201	145,371
HomeCo Daily Needs REIT	138,313	113,697
InvenTrust Properties Corp.	5,758	158,748
Japan Metropolitan Fund Invest	578	420,393
Kimco Realty Corp.	56,670	1,203,104
Kite Realty Group Trust	18,275	401,685
Klepierre SA	18,459	704,616
Lendlease Global Commercial REIT	145,125	61,271
Link REIT	215,900	1,202,942
Macerich Co. (The)	21,399	357,577
Mercialys SA	7,688	95,052
NETSTREIT Corp.#	7,102	129,469
NewRiver REIT PLC	44,669	41,828
NNN REIT, Inc.	15,258	629,545
Phillips Edison & Co., Inc.	10,352	349,794
Primaris REIT	4,411	46,956
Realty Income Corp.	74,802	4,198,636
Regency Centers Corp.	13,590	970,326
Region Group	98,776	147,825
Retail Estates NV	1,199	89,081
RioCan REIT	11,906	151,661
Sasseur REIT	61,100	31,701
Saul Centers, Inc.	1,263	40,694
Scentre Group	439,067	1,050,792
Shaftesbury Capital PLC	148,332	309,107
Simon Property Group, Inc.	25,445	4,167,637
SITE Centers Corp.	4,728	50,921
Slate Grocery REIT, Class U	2,915	29,979
SmartCentres REIT	7,835	143,627
Starhill Global REIT	158,600	65,792
Supermarket Income REIT PLC	95,954	101,002
Tanger, Inc.	9,484	284,710
Unibail-Rodamco-Westfield	8,525	826,408
Urban Edge Properties	10,642	209,860
Vicinity Ltd.	321,799	506,673
Waypoint REIT Ltd.	58,312	94,035
Wereldhave NV	2,996	61,323
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)
Description	Number of Shares	Value
Whitestone REIT	4,055	$49,430
TOTAL RETAIL		$23,637,727
SELF-STORAGE − 1.9%
Abacus Storage King	51,339	52,634
Big Yellow Group PLC	16,832	207,532
CubeSmart	18,732	728,862
Extra Space Storage, Inc.	17,734	2,382,740
National Storage Affiliates Trust	5,958	175,523
National Storage REIT	117,726	180,516
Public Storage	13,120	3,567,853
Safestore Holdings PLC	18,058	160,128
Shurgard Self Storage Ltd.	2,600	103,174
TOTAL SELF-STORAGE		$7,558,962
SINGLE-FAMILY RESIDENTIAL − 1.2%
American Homes 4 Rent, Class A	26,654	924,627
Equity LifeStyle Properties, Inc.	15,983	957,702
Invitation Homes, Inc.	47,071	1,442,726
PRS REIT PLC (The)	46,884	65,381
Sun Communities, Inc.	9,957	1,234,967
UMH Properties, Inc.	6,072	98,852
TOTAL SINGLE-FAMILY RESIDENTIAL		$4,724,255
TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $121,745,619)		$129,157,056
TOTAL REAL ESTATE RELATED SECURITIES (COST $189,525,201)		$207,365,557
COMMODITY RELATED SECURITIES − 45.5%
EXCHANGE-TRADED FUNDS − 1.6%
COMMODITY − 1.6%
SPDR S&P Global Natural Resources ETF#	119,300	6,504,236
TOTAL EXCHANGE-TRADED FUNDS (COST $5,102,946)		$6,504,236
INVESTMENT COMPANIES − 43.9%
COMMODITY − 43.9%
Vanguard Commodity Strategy Fund, Admiral Shares	2,617,549	71,354,390
DFA Commodity Strategy Portfolio, Institutional Class	22,150,738	103,000,931
Parametric Commodity Strategy Fund, Institutional Class	542,859	3,658,868
TOTAL COMMODITY		$178,014,189
TOTAL INVESTMENT COMPANIES (COST $179,364,151)		$178,014,189
TOTAL COMMODITY RELATED SECURITIES (COST $184,467,097)		$184,518,425
SHORT-TERM INVESTMENTS − 3.3%
MONEY MARKET FUND − 3.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%^	13,459,972	13,459,972
TOTAL SHORT-TERM INVESTMENT (COST $13,459,972)		$13,459,972

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN − 0.7%
REPURCHASE AGREEMENTS − 0.7%
Bank of America Securities, Inc., 4.36%, dated 7/31/25, due 8/01/25, repurchase price $345,439, collateralized by a U.S. Treasury Security, 3.88%, maturing 7/31/27; total market value of $352,305.	$345,397	$345,397
Citadel Securities LLC, 4.43%, dated 7/31/25, due 8/01/25, repurchase price $582,369, collateralized by U.S. Treasury Securities, 0.00% to 5.00%, maturing 8/14/25 to 5/15/55; total market value of $594,016.	582,297	582,297
HSBC Securities USA, Inc., 4.36%, dated 7/31/25, due 8/01/25, repurchase price $582,368, collateralized by U.S. Treasury Securities, 0.00% to 4.00%, maturing 4/15/27 to 11/15/54; total market value of $593,943.	582,297	582,297
JP Morgan Securities LLC, 4.36%, dated 7/31/25, due 8/01/25, repurchase price $582,368, collateralized by U.S. Treasury Securities, 0.13% to 4.75%, maturing 2/15/41 to 8/15/52; total market value of $593,943.	582,297	582,297
Mizuho Securities USA, 4.36%, dated 7/31/25, due 8/01/25, repurchase price $334,888, collateralized by U.S. Treasury Securities, 0.38% to 4.25%, maturing 6/30/27 to 6/30/31; total market value of $341,544.	334,847	334,847
Natwest Markets Securities, Inc., 4.36%, dated 7/31/25, due 8/01/25, repurchase price $582,368, collateralized by U.S. Treasury Securities, 2.88% to 4.63%, maturing 4/30/29 to 5/15/32; total market value of $593,943.	582,297	582,297
TD Securities, Inc., 4.37%, dated 7/31/25, due 8/01/25, repurchase price $71,513, collateralized by U.S. Treasury Securities, 1.50% to 4.63%, maturing 8/15/26 to 2/15/35; total market value of $72,934.	71,504	71,504
TOTAL REPURCHASE AGREEMENTS (COST $3,080,936)		$3,080,936
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,080,936)		$3,080,936
TOTAL INVESTMENTS – 100.6% (Cost $390,533,206)		$408,424,890
COLLATERAL FOR SECURITIES ON LOAN − (0.7%)		(3,080,936)
OTHER ASSETS LESS LIABILITIES − 0.1%		451,136
TOTAL NET ASSETS − 100.0%		$405,795,090
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Real Asset Fund (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Real Estate Related Securities
Common Stocks
Consumer Staples Merchandise Retail	$—	$170,255	$—	$170,255
Diversified	—	87,016	—	87,016
Diversified Real Estate Activities	252,229	12,084,909	—	12,337,138
Real Estate Development	281,563	1,997,799	—	2,279,362
Real Estate Operating Companies	299,913	13,806,102	—	14,106,015
Exchange-Traded Funds	36,303,722	—	—	36,303,722
Investment Company	12,924,993	—	—	12,924,993
Real Estate Investment Trusts
Data Center	11,052,979	415,023	—	11,468,002
Diversified	2,577,106	8,142,239	—	10,719,345
Health Care	16,625,252	1,060,736	—	17,685,988
Hotel & Resort	2,577,531	829,680	—	3,407,211
Industrial	12,423,122	9,432,733	—	21,855,855
Multi-Family Residential	9,984,246	1,601,739	— (a)	11,585,985
Office	3,917,377	3,910,705	—	7,828,082
Other Specialized	8,480,292	205,352	—	8,685,644
Retail	16,636,364	7,001,363	—	23,637,727
Self-Storage	6,854,978	703,984	—	7,558,962
Single-Family Residential	4,658,874	65,381	—	4,724,255
Commodity Related Securities
Exchange-Traded Funds	6,504,236	—	—	6,504,236
Investment Companies	178,014,189	—	—	178,014,189
Money Market Fund	13,459,972	—	—	13,459,972
Repurchase Agreements	—	3,080,936	—	3,080,936
Total Investments in Securities	$343,828,938	$64,595,952	$—	$408,424,890
(a) Includes internally fair valued securities currently priced at zero ($0).
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

**	Represents less than 0.05%.
*	Non-income producing security.
#	Security, or a portion thereof, is on loan.
^	7-Day net yield.
(1)
The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the
Portfolio of Investments.

July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:
ETF	Exchange-Traded Fund
J-REIT	Japanese Real Estate Investment Trust
LLC	Limited Liability Corporation
OYJ	Public Limited Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited Partnership With Share Capital
SPDR	Standard & Poor's Depositary Receipt
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

 July 31, 2025 (unaudited)